Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of related party [Abstract]
Short-term employee benefits	$ 25	$ 17
Post-employment benefits	2	2
Share-based payments	1	1
Key management personnel compensation	$ 28	$ 20